UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21875
Investment Company Act File Number
Global Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Global Dividend Income Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	140,000	$9,539,600

		$9,539,600

Airlines — 0.8%
Singapore Airlines, Ltd.	280,000	$3,295,419

		$3,295,419

Beverages — 0.9%
PepsiCo, Inc.	65,000	$4,162,600

		$4,162,600

Capital Markets — 0.7%
Invesco, Ltd.	130,000	$2,883,400

		$2,883,400

Chemicals — 3.8%
Air Liquide SA	45,800	$6,291,225
BASF SE	117,000	10,566,407

		$16,857,632

Commercial Banks — 6.2%
HSBC Holdings PLC ADR	142,000	$6,939,540
PNC Financial Services Group, Inc.	161,000	8,740,690
U.S. Bancorp	302,907	7,893,756
Wells Fargo & Co.	145,000	4,051,300

		$27,625,286

Communications Equipment — 4.0%
HTC Corp.	299,250	$8,901,928
Telefonaktiebolaget LM Ericsson, Class B	715,000	8,980,878

		$17,882,806

Construction & Engineering — 1.9%
Vinci SA	146,000	$8,460,943

		$8,460,943

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	50,000	$2,022,500

		$2,022,500

Diversified Telecommunication Services — 7.0%
AT&T, Inc.	87,530	$2,561,128
Deutsche Telekom AG	600,000	9,352,639
Koninklijke KPN NV	665,000	9,483,575
Singapore Telecommunications, Ltd.	1,000,000	2,761,175
Tele2 AB	195,000	4,146,844
Verizon Communications, Inc.	81,109	2,862,337

		$31,167,698

Electric Utilities — 3.9%
American Electric Power Co., Inc.	170,000	$6,266,200
Enel SpA	400,000	2,303,736
Scottish and Southern Energy PLC	400,000	8,570,523

		$17,140,459

Security	Shares	Value
Energy Equipment & Services — 4.7%
Schlumberger, Ltd.	140,559	$12,702,317
Seadrill, Ltd.	235,000	8,179,904

		$20,882,221

Food & Staples Retailing — 1.9%
Distribuidora Internacional de Alimentacion SA(1)	115,559	$489,838
Wal-Mart Stores, Inc.	152,800	8,054,088

		$8,543,926

Food Products — 2.7%
Nestle SA	187,587	$11,949,578

		$11,949,578

Health Care Equipment & Supplies — 1.8%
Covidien PLC	152,400	$7,740,396

		$7,740,396

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	100,000	$3,330,000
McDonald’s Corp.	136,400	11,795,872

		$15,125,872

Household Products — 2.1%
Henkel AG & Co. KGaA, PFC Shares	135,000	$9,101,350

		$9,101,350

Insurance — 5.5%
Aflac, Inc.	60,000	$2,763,600
AXA SA	440,000	8,231,949
MetLife, Inc.	125,000	5,151,250
Prudential Financial, Inc.	140,000	8,215,200

		$24,361,999

IT Services — 5.6%
Accenture PLC, Class A	201,000	$11,887,140
International Business Machines Corp.	71,781	13,053,375

		$24,940,515

Machinery — 0.9%
Illinois Tool Works, Inc.	80,000	$3,984,000

		$3,984,000

Media — 1.3%
Walt Disney Co. (The)	150,000	$5,793,000

		$5,793,000

Metals & Mining — 2.8%
BHP Billiton, Ltd. ADR	135,000	$12,359,250

		$12,359,250

Multi-Utilities — 2.7%
CMS Energy Corp.	275,000	$5,263,500
National Grid PLC	250,000	2,446,100
PG&E Corp.	100,000	4,143,000

		$11,852,600

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	53,300	$5,544,266
Exxon Mobil Corp.	53,529	4,271,079
Occidental Petroleum Corp.	43,160	4,237,449
Royal Dutch Shell PLC, Class A	275,000	10,073,128
Total SA	180,000	9,728,700

		$33,854,622

Security	Shares	Value
Pharmaceuticals — 7.7%
Abbott Laboratories	158,000	$8,108,560
Johnson & Johnson	116,785	7,566,500
Merck & Co., Inc.	167,307	5,710,188
Pfizer, Inc.	295,000	5,675,800
Sanofi-Aventis	90,000	6,993,045

		$34,054,093

Road & Rail — 3.4%
Canadian National Railway Co.	60,000	$4,491,600
Norfolk Southern Corp.	40,000	3,028,000
Union Pacific Corp.	75,000	7,686,000

		$15,205,600

Software — 2.0%
Microsoft Corp.	160,000	$4,384,000
Oracle Corp.	150,000	4,587,000

		$8,971,000

Tobacco — 5.2%
British American Tobacco PLC	220,000	$10,155,475
Philip Morris International, Inc.	182,845	13,013,079

		$23,168,554

Water Utilities — 1.4%
United Utilities Group PLC	650,000	$6,265,348

		$6,265,348

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	4,000,000	$11,217,415

		$11,217,415

Total Common Stocks (identified cost $357,204,921)		$430,409,682

Preferred Stocks — 1.0%

Security	Shares	Value
Commercial Banks — 0.5%
Bank of America Corp., 8.125%(2)	350	$366,830
Barclays Bank PLC, 7.434%(2)(3)	100	101,679
BNP Paribas, 7.195%(2)(3)	2	190,399
Credit Agricole SA/London, 6.637%(2)(3)	115	100,172
Farm Credit Bank of Texas, Series I, 10.00%	225	258,258
JPMorgan Chase & Co., 7.90%(2)	350	383,352
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	195	140,400
Morgan Stanley Capital Trust III, 6.25%	6,000	143,160
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	111,300
Wells Fargo & Co., Series L, 7.50%	305	323,819

		$2,119,369

Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50%(2)	15,000	$369,622

		$369,622

Diversified Financial Services — 0.0%(4)
Citigroup Capital XI, 6.00%	4,110	$94,530

		$94,530

Insurance — 0.1%
Aegon NV, 6.375%	5,000	$111,950
AXA SA, 6.379%(2)(3)	68	57,669
AXA SA, 6.463%(2)(3)	42	36,035

Security	Shares	Value
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	$127,500
ING Capital Funding Trust III, 3.846%(2)	110	104,161

		$437,315

Real Estate Investment Trusts (REITs) — 0.3%
CapLease, Inc., Series A, 8.125%	13,000	$322,075
Developers Diversified Realty Corp., Series I, 7.50%	15,000	363,450
Regency Centers Corp., Series C, 7.45%	15,000	375,450
Vornado Realty Trust, Series J, 6.875%	7,500	191,100

		$1,252,075

Total Preferred Stocks (identified cost $4,083,583)		$4,272,911

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value
Commercial Banks — 0.2%
American Express Co., 6.80% to 9/1/16, 9/1/66(2)(5)	$350	$361,813
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(5)(6)	240	247,200
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(5)(6)	400	392,000

		$1,001,013

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(5)	$330	$339,075

		$339,075

Electric Utilities — 0.2%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	$650	$641,317

		$641,317

Insurance — 0.1%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(5)(6)	$250	$355,933
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(5)	250	235,937

		$591,870

Pipelines — 0.0%(4)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(5)	$110	$110,940

		$110,940

Total Corporate Bonds & Notes (identified cost $2,442,192)		$2,684,215

Total Investments — 98.8% (identified cost $363,730,696)		$437,366,808

Other Assets, Less Liabilities — 1.2%		$5,300,376

Net Assets — 100.0%		$442,667,184

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $626,354 or 0.1% of the Portfolio’s net assets.

(4)		Amount is less than 0.05%.

(5)		Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	53.4%	$236,561,513
United Kingdom	11.0	48,839,289
France	9.0	39,705,862
Germany	6.6	29,020,396
Ireland	4.4	19,627,536
Sweden	3.0	13,127,722
Switzerland	2.7	11,949,578
Bermuda	2.5	11,063,304
Netherlands	2.1	9,483,575
Taiwan	2.0	8,901,928
Singapore	1.4	6,056,594
Italy	0.5	2,303,736
Spain	0.1	489,838
Cayman Islands	0.1	235,937

Total Investments	98.8%	$437,366,808

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$369,951,062

Gross unrealized appreciation	$75,054,992
Gross unrealized depreciation	(7,639,246)

Net unrealized appreciation	$67,415,746

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$20,918,872	$—		$—	$20,918,872
Consumer Staples	25,719,605	31,206,403		—	56,926,008
Energy	26,755,111	27,981,732		—	54,736,843
Financials	48,661,236	8,231,949		—	56,893,185
Health Care	34,801,444	6,993,045		—	41,794,489
Industrials	28,729,200	11,756,362		—	40,485,562
Information Technology	33,911,515	17,882,806		—	51,794,321
Materials	12,359,250	16,857,632		—	29,216,882
Telecommunication Services	5,423,465	36,961,648		—	42,385,113
Utilities	15,672,700	19,585,707		—	35,258,407

Total Common Stocks	$252,952,398	$177,457,284	*	$—	$430,409,682

Preferred Stocks
Financials	$2,164,334	$2,108,577		$—	$4,272,911

Total Preferred Stocks	$2,164,334	$2,108,577		$—	$4,272,911

Corporate Bonds & Notes	$—	$2,684,215		$—	$2,684,215

Total Corporate Bonds & Notes	$—	$2,684,215		$—	$2,684,215

Total	$255,116,732	$182,250,076		$—	$437,366,808

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Dividend Income Portfolio

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011